STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	Apr. 24, 2024	Jan. 24, 2024	Jan. 19, 2024	Mar. 06, 2023	Mar. 03, 2023	Mar. 01, 2023	Jan. 27, 2023	Apr. 30, 2024	Jul. 31, 2023	Jan. 26, 2023
Class of Stock [Line Items]
Capital stock authorized										120,080,000
Common stock, shares authorized								100,000,000	100,000,000	100,000,000
Common stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Shares issued				1,500,000
Five Present Or Former Members Of The Board [Member]
Class of Stock [Line Items]
Stock issued new, shares			445,109
Proceeds from issuance of common stock			$ 445,109
Nine Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares		433,213
Proceeds from issuance of common stock		$ 433,213
Roshing International Co [Member] | Roshing Related Parties [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, shares				700,000
Additional stock issued for acquisition, value					210,000
Roshing International Co [Member] | Roshing Related Parties [Member] | Cost Of Revenues Services [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, value					144,000
Roshing International Co [Member] | Roshing Related Parties [Member] | Selling And Marketing [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, value					36,000
Roshing International Co [Member] | Roshing Related Parties [Member] | General And Administrative [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, value					30,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								80,000	80,000	80,000
Preferred stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Stock converted, shares converted			80,000
Number of shares sold							80,000
Number of shares sold, value							$ 24,000
Series A Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares converted			80,000
Undesignated Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								19,920,000	19,920,000	20,000,000
Preferred stock, par value								$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares issued			8,000,000
Number of shares sold						1,253,333
Number of shares sold, value						$ 376,000
Sale of stock per share						$ 0.30
Common Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares issued			8,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								80,000	80,000
Preferred stock, par value								$ 0.0001	$ 0.0001
Series B Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Number of shares sold	80,000
Number of shares sold, value	$ 80,000